CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Disclosure of classes of share capital [line items]
Par value	$ 0.025	$ 0.025
Number of shares authorised	2,000,000	2,000,000
Number of shares issued	579,218	173,679
Number of shares outstanding	579,218	173,679